Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 016	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Change in net assets available for benefits before plan transfers per the financial statements	$ (4,285,260)
Change in deemed distributed loans	(98,655)
Change in net assets available for benefits per the Form 5500	$ (4,383,915)